Consolidated Statements of Changes in Shareholders’ Equity - EUR (€)	Number of Outstanding Shares	Share Capital	Additional Paid In Capital	Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2022		€ 2,504,285		€ 383,268	€ 1,028,578	€ 3,916,131
Balance (in Shares) at Dec. 31, 2022	50,085,700
Conversion from related party loan to capital contribution
Issuance of common stock from initial public offering for cash		250,000	3,104,781			3,354,781
Issuance of common stock from initial public offering for cash (in Shares)	5,000,000
Transfer from retained earnings to reserve				1,028,578	(1,028,578)
Net loss for the period					(2,013,788)	(2,013,788)
Balance at Dec. 31, 2023		2,754,285	3,104,781	1,411,846	(2,013,788)	5,257,124
Balance (in Shares) at Dec. 31, 2023	55,085,700
Stock-based compensation			103,810			103,810
Conversion from related party loan to capital contribution			600,000			600,000
Net loss for the period					(3,337,000)	(3,337,000)
Balance at Dec. 31, 2024		2,754,285	3,808,591	1,411,846	(5,350,788)	2,623,934
Balance (in Shares) at Dec. 31, 2024	55,085,700
Stock-based compensation			132,015			132,015
Conversion from related party loan to capital contribution
Net loss for the period					(1,156,309)	(1,156,309)
Balance at Dec. 31, 2025		€ 2,754,285	€ 3,940,606	€ 1,411,846	€ (6,507,097)	€ 1,599,640
Balance (in Shares) at Dec. 31, 2025	55,085,700